Flight Equipment Spare Parts - Summary of Flight Equipment Spare Parts (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of inventories [Line Items]
Flight equipment spare parts	¥ 2,185	¥ 2,248
Flight equipment spare parts [member]
Disclosure of inventories [Line Items]
Flight equipment spare parts	2,185	2,248
Flight equipment spare parts [member] | Cost [member]
Disclosure of inventories [Line Items]
Flight equipment spare parts	2,716	2,713
Flight equipment spare parts [member] | Impairment [member]
Disclosure of inventories [Line Items]
Flight equipment spare parts	¥ (531)	¥ (465)